CONCENTRATIONS OF RISK (Details Narrative) - SGD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Concentration Risk [Line Items]
Outstanding amount		$ 930
Trade receivables	$ 0
Interest rate	2.50%	4.82%
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk		100.00%